UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Judy K. Mencher
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher     Wellesley, MA        February 10, 2005

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    26
Form 13F Information Table Value Total:      	125,223
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

AES CORPORATION	COM	00130H105	1,572	115,000	SH		SOLE		115,000
ALDERWOODS GROUP INC	COM	014383103	7,684	680,191	SH		SOLE		680,191
AMERICAN DENTAL PARTNERS	COM	025353103	1,465	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	36,358	37,100	SH		SOLE		37,100
BCE INC	COM	05534B109	2,426	100,000	SH		SOLE		100,000
CARRIAGE SVCS INC	COM	143905107	2,149	435,000	SH		SOLE		435,000
CENVEO INC	COM	15670S105	3,785	1,221,100	SH		SOLE		1,221,100
DOMTAR INC	COM	257561100	452	37,500	SH		SOLE		37,500
EXIDE TECHNOLOGIES	COM NEW	302051206	1,576	114,342	SH		SOLE		114,342
FRIENDLY ICE CREAM CORP	COM	358497105	1,377	163,700	SH		SOLE		 163,700
GAMETECH INC.	COM	36466D102	980	200,000	SH		SOLE		200,000
GENESIS HEALTH	COM	37184D101	5,430	155,000	SH		SOLE		155,000
HAMMONS JOHN Q HOTELS INC	CL A	408623106	1,519	75,000	SH		SOLE		75,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	1,845	205,000	SH		SOLE		205,000
INTERSTATE BAKERIES CORP.	COM	46072H108	640	100,000	SH		SOLE		100,000
LAKES ENTERTAINMENT INC.	COM	51206P109	3,352	205,762	SH		SOLE		205,762
LEARNING CARE	COM	52200L102	754	234,285	SH		SOLE		234,285
MTR GAMING GROUP INC	COM	553769100	6,336	600,000	SH		SOLE		600,000
MERISTAR	COM	58984Y103	468	56,000	SH		SOLE		56,000
MULTIMEDIA GAMES INC	COM	625453105	4,728	300,000	SH		SOLE		300,000
OWENS-ILLINOIS	COM NEW	690768403	2,378	105,000	SH		SOLE		105,000
RADIOLOGIX INC	COM	75040K109	6,043	1,373,400	SH		SOLE		1,373,400
RES-CARE INC	COM	760943100	1,814	119,200	SH		SOLE		119,200
SUNTERRA CORPORATION	COM NEW	86787D208	20,776	1,479,786	SH		SOLE		1,479,786
WYNDHAM	CLA	983101106	2,380	2,000,000	SH		SOLE		2,000,000
YOUBET COM INC	COM	987413101	6,936	1,370,750	SH		SOLE		1,370,750
GRAND TOTAL	125,223	11,560,366	11,560,366